Annual Total Returns (Vanguard Long-Term Treasury Fund - Investor Shares Retail) (Vanguard Long-Term Treasury Fund, Vanguard Long-Term Treasury Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Annual Total Return
2014	25.28%
2013	(13.03%)
2012	3.47%
2011	29.28%
2010	8.93%
2009	(12.05%)
2008	22.52%
2007	9.24%
2006	1.74%
2005	6.61%